Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Accrued Expenses/Trade and Other Payables [Abstract]
Schedule of accrued expenses
	December 31, 2019	December 31, 2018
Accrued research and development costs including milestone payments	1,019,563	700,866
Professional fees	108,519	315,657
Accrued vacation & overtime	23,377	54,557
Employee benefits incl. share based payments	47,916	146,949
Other	140,447	72,850
Total accrued expenses	1,339,822	1,290,879